Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Jan. 27, 2023	Dec. 31, 2022	Jun. 02, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.00025	$ 0.001
Ordinary shares, authorized	10,000,000,000	400,000,000	400,000,000	400,000,000	100,000,000
Ordinary shares, issued	30,840,000	30,840,000		24,800,000
Ordinary shares, outstanding	30,840,000	30,840,000		24,800,000